Leases - Components of lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Lease Cost
Finance Lease Cost: Amortization of Right of Use Assets	$ 46	$ 51	$ 139	$ 153	$ 204	$ 675
Finance Lease Cost: Interest on lease liabilities	1	3	4	9	12	27
Capitalized Operating Lease Cost	915	949	2,768	3,137	3,852	4,515
Short - Term Lease Cost	18		55		46	1,140
Variable Lease Cost	336	14	1,927	36	954	1,633
Total Lease Cost	$ 1,316	$ 1,017	$ 4,893	$ 3,335	$ 5,068	$ 7,990